Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,038	$ 1,315	$ 1,079	$ 1,309
Provision for credit losses
Originations	22	28	48	61
Maturities	(42)	(67)	(88)	(116)
Changes in risk, parameters and exposures	(19)	81	19	166
Write-offs	(89)	(112)	(175)	(206)
Recoveries	33	33	63	68
Exchange rate and other		(3)	(3)	(7)
Balance at end of period	943	1,275	943	1,275
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	404	476	422	480
Provision for credit losses
Transfers to Stage 1	157	145	327	342
Transfers to Stage 2	(39)	(25)	(61)	(52)
Transfers to Stage 3			(1)	(1)
Originations	22	28	48	61
Maturities	(17)	(25)	(38)	(47)
Changes in risk, parameters and exposures	(216)	(108)	(387)	(290)
Exchange rate and other	(1)			(2)
Balance at end of period	310	491	310	491
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	547	721	569	733
Provision for credit losses
Transfers to Stage 1	(157)	(144)	(326)	(340)
Transfers to Stage 2	39	25	61	52
Transfers to Stage 3	(13)	(18)	(25)	(32)
Maturities	(25)	(42)	(50)	(69)
Changes in risk, parameters and exposures	159	140	321	338
Exchange rate and other		(2)		(2)
Balance at end of period	550	680	550	680
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	87	118	88	96
Provision for credit losses
Transfers to Stage 1		(1)	(1)	(2)
Transfers to Stage 3	13	18	26	33
Changes in risk, parameters and exposures	38	49	85	118
Write-offs	(89)	(112)	(175)	(206)
Recoveries	33	33	63	68
Exchange rate and other	1	(1)	(3)	(3)
Balance at end of period	$ 83	$ 104	$ 83	$ 104